EliteDesigns® Variable Annuity EliteDesigns® II Variable Annuity	EliteDesigns® Variable Annuity EliteDesigns® II Variable Annuity
Issued by:	Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001	First Security Benefit Life Insurance and Annuity Company of New York 350 Park Avenue, 14th Floor New York, NY 10022
Supplement Dated July 6, 2017
To Prospectus Dated May 1, 2017
The names of the following underlying funds changed effective as of the dates listed below. The corresponding Subaccount also changed its name accordingly. All references to the former names in the current prospectus are hereby changed to reflect the new names.
Former Name	New Name	Effective Date
Janus Aspen Enterprise	Janus Henderson VIT Enterprise	June 5, 2017
Janus Aspen Forty	Janus Henderson VIT Forty	June 5, 2017
Janus Aspen Research	Janus Henderson VIT Research	June 5, 2017
Janus Aspen Overseas	Janus Henderson VIT Overseas	June 5, 2017
Janus Aspen Perkins Mid Cap Value	Janus Henderson VIT Mid Cap Value	June 5, 2017
Janus Overseas	Janus Henderson Overseas	June 5, 2017
Perkins Mid Cap Value	Janus Henderson Mid Cap Value	June 5, 2017
BlackRock Large Cap Core V.I.	BlackRock Advantage Large Cap Core V.I.	June 12, 2017
BlackRock Large Cap Growth V.I.	BlackRock Large Cap Focus Growth V.I.	June 12, 2017
Effective July 3, 2017, the Investment Adviser for the following underlying funds changed to Amundi Pioneer Asset Management, Inc. The “Objectives for Underlying Funds” is revised to read as follows:
Underlying Funds	Share Class (if applicable)	Investment Objective	Investment Adviser	Sub-Adviser (if applicable)
Pioneer Bond VCT	II	Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk.	Amundi Pioneer Asset Mgmt., Inc.
Pioneer Emerging Markets VCT	II	Seeks long-term growth of capital.	Amundi Pioneer Asset Mgmt., Inc.
Pioneer Equity Income VCT	II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Amundi Pioneer Asset Mgmt., Inc.
Pioneer High Yield VCT	II	Maximize total return through a combination of income and capital appreciation.	Amundi Pioneer Asset Mgmt., Inc.
Pioneer Real Estate Shares VCT	II	Seeks long-term growth of capital.	Amundi Pioneer Asset Mgmt., Inc.	AEW Capital Mgmt., L.P.
Pioneer Strategic Income VCT	II	Seeks a high level of current income.	Amundi Pioneer Asset Mgmt., Inc.
Please Retain This Supplement For Future Reference